Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of the Reconciliation of the Basic and Diluted Weighted Average Number of Shares Outstanding
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Years ended
	December 31, 2016	December 31, 2015
Basic and diluted weighted average number of shares outstanding	83,988,597	61,716,065
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	9,899,393	11,204,026
Restricted share units	2,360,817	428,566
Restricted shares	—	48,238
	12,260,210	11,680,830